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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: _____

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peerless Insurance Company

Address: 175 Berkeley Street

         Boston, Massachusetts 02116



Form 13F File Number: 028-14524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott D. Fitzhenry

Title:   Chief Compliance Officer, Investments

Phone:   617-357-9500


Signature, Place and Date of Signing:

/s/Scott D. Fitzhenry       Boston, Massachusetts         November 14, 2011
_______________________    ________________________    _______________________

Report Type (Check one.):

[_]13FHOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report).

[X]13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number         Name
  ____________________         ____

  028-                         Liberty Mutual Group Asset Management Inc.

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